FEBRUARY 11, 2000


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

							Re: Form 13F Filed on Behalf
						  	      of Howard P. Berkowitz
							      File No. 28-286
Gentlemen:

In accordance with Rule 13f-1 under the Securities and Exchange Act of 1934, enclosed please find Form 13F filed on behalf of Howard P. Berkowitz for the quarter ended December 31, 1999.

Kindly acknowledge receipt by e-mail to carl@hpbassoc.com.


Very truly yours,

/s/ Carl J. Bennett

Carl J. Bennett






UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended DECEMBER 31,1999



If amended report check here:

Howard P. Berkowitz
Name of Institutional Investment Manager

C/o HPB Associates, L.P., 65 EAST 55TH STREET, NY, NY 10022
Business Address			(Street)		(City)		(State)		(Zip)

Howard P. Berkowitz, Managing Partner
Name, Phone No., and Title of person Duly Authorized to Submit This report.

ATTENTION
Intentional misstatements or omissions of facts constitute Federal Criminal Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 11th day of February, 2000.


Howard P Berkowitz
(Name of Institutional investment Manager)

/s/ Howard P. Berkowitz

(Manual Signature of Person Duly Authorized to Submit this Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                13F File No.: Name:
1.
2.

                                                              FORM 13F

Name of Reporting Manager: Howard P. Berkowitz

                                                             Item 5:         Item 6:                              Item 8:
            Item 1:        Item 2:     Item 3:    Item4:    Shares of  Investment Discretion    Item 7: Voting Authority (Shares)
        Name of Issuer    Title of      CUSIP   Fair Market  Principal      (b) Shared-         Managers
                           CLASS        Number     Value      Amount  (a)Sole As Defined(c)Shared SeeInstr(a)Sole(b)Shared(c)None
                                                                               in Instr. V Other

AUTONATION INC               COM    05329W 10 2   2,553,000   276,000      X                                276,000
BAKER HUGHES INC             COM    057224 10 7     526,563   25,000(c)    X                                 25,000(c)
COASTCAST CORP               COM    19057T 10 8   3,356,588   201,900      X                                201,900
CONOCO INC                   CL B   208251 40 5     621,875    25,000      X                                 25,000
CMP GROUP INC                COM    125887 10 9  21,294,788   772,600      X                                772,600
DATASTREAM SYS INC           COM    238124 10 1     122,813     5,000      X                                  5,000
EOG RES INC                  COM    26875P 10 1   1,317,188    75,000      X                                 75,000
FOUNDATION HEALTH SYS INC    COM    350404 10 9   5,614,688   565,000      X                                565,000
GLOBAL MARINE INC            COM    379352 40 4     581,875    35,000      X                                 35,000
GLOBAL MARINE INC            COM    379352 40 4     415,625   25,000(c)    X                                 25,000(c)
HOLLYWOOD PK INC NEW         COM    436255 10 3   8,697,403   387,628      X                                387,628
INFORMIX CORP                COM    456779 10 7     228,750    20,000      X                                 20,000
INSURANCE AUTO AUCTIONS INC  COM    457875 10 2   2,126,250   135,000      X                                135,000
JEFFERSON PILOT CORP         COM    475070 10 8     682,500    10,000      X                                 10,000
MANDALAY RESORT GROUP    MANDALAY   562567 10 7   5,121,813   254,500      X                                254,500
MATTEL INC                   COM    577081 10 2     656,250    50,000      X                                 50,000
MCDERMOTT INTL INC           COM    580037 10 9   1,812,500   200,000      X                                200,000
MAXXAM INC                   COM    577913 10 6   1,354,850    31,600      X                                 31,600
NEUBERGER BERMAN INC         COM    641234 10 9     248,750    10,000      X                                 10,000
NEXELL THERAPEUTICS INC      COM    65332H 10 4     459,375   367,500      X                                367,500
PAGING NETWORK INC           COM    695542 10 0     406,250   500,000      X                                500,000
RELIASTAR FINL CORP          COM    75952U 10 3   7,524,000   192,000      X                                192,000
SMURFIT-STONE CONTAINER CORP COM    832727 10 1   7,840,735   320,030      X                                320,030
SOMNUS MED TECHNOLOGIES INC  COM    835397 10 0   2,044,001   778,667      X                                778,667
UNION CARBIDE CORP           COM    905581 10 4  10,012,500   150,000      X                                150,000
VENTAS INC                   COM    92276F 10 0   5,025,000 1,200,000      X                              1,200,000


                TOTAL                            90,645,927
